Losses on derecognition of financial assets not measured at fair value through profit or loss, net	12 Months Ended
Dec. 31, 2020
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Losses on derecognition of financial assets not measured at fair value through profit or loss, net
32. Losses on derecognition of financial assets not measured at fair value through profit or loss, net

	2020	2019	2018
Loss from sale of government securities	(2,308,809)	(79,314)	(284,476)
Loss from sale of private securities	(1,049)	(1,560)	(1,896)

TOTAL	(2,309,858)	(80,874)	(286,372)